Note 16 - Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2013	261,321,450	$0.1694
Granted	25,551,950	$0.0622
Exercised	(543,100)	$0.0460
Forfeited or expired	(39,172,850)	$0.2346

Outstanding Options, December 31, 2013	247,157,450	$0.1482	3.25	$283,000

Vested and Expected to Vest Options at December 31, 2013	242,102,122	$0.1493	3.18	$283,000

Exercisable Options at December 31, 2013	207,328,550	$0.1595	2.54	$283,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0460	-	$0.0660	55,190,150	4.96	$0.0536	34,964,250	$0.0485
$0.0690	-	$0.1292	47,932,800	5.12	$0.1073	33,609,700	$0.1093
$0.1320	-	$0.1774	55,329,300	2.37	$0.1601	50,049,400	$0.1604
$0.1922	-	$0.2036	61,377,500	1.97	$0.2034	61,377,500	$0.2034
$0.2058	-	$0.4016	27,327,700	1.15	$0.2632	27,327,700	$0.2632

	Balance, December 31, 2013		247,157,450	3.25	$0.1482	207,328,550	$0.1595

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding Awards	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2013	32,838,550	$0.1061
Granted	23,900,950	$0.0615
Vested	(13,297,850)	$0.0993
Forfeited and expired	(7,226,550)	$0.0899

Nonvested at December 31, 2013	36,215,100	$0.0824

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2013			2012			2011			2013			2012			2011

Risk-free interest rate	0.68%	-	1.75%	0.59%	-	1.04%	0.83%	-	2.24%	0.04%	-	0.06%	0.06%	-	0.10%	0.01%	-	0.15%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	40%	-	48%	48%	-	50%	50%	-	52%	24%	-	40%	27%	-	45%	34%	-	42%
Dividend		-			-			-			-			-			-	-

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	247,157,450
Outstanding RSUs	36,215,100
Shares reserved for future stock option grants	54,684,200
Shares reserved for Employee Stock Purchase Plan	15,619,900
Shares reserved for Awards	79,082,050

432,758,700